Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Income for the year	$ 202,632	$ 52,498
Adjustments for:
Amortization and depreciation	47,290	39,348
Income tax expense	34,288	8,925
Amortization of deferred revenue	(7,279)	0
Recovery of value added taxes	0	(8,886)
Share-based compensation	7,848	9,064
Finance income	(2,991)	(1,346)
Finance expenses	12,159	15,449
Foreign exchange loss	20,277	79,805
Other	(1,164)	1,697
Changes in non-cash working capital items	(15,098)	(9,532)
Cash flows from operations	297,962	187,022
Upfront advance from NX Gold PMPA	100,000	0
Derivative contract settlements	(22,240)	(20,804)
Provision settlements	(2,039)	(1,585)
Income taxes paid	(9,094)	(1,796)
Cash flows from operating activities	364,589	162,837
Cash Flows used in Investing Activities
Additions to property, plant and equipment	(169,159)	(117,607)
Additions to exploration and evaluation assets	(12,672)	(199)
Other investments	2,305	1,250
Cash flows used in investing activities	(179,526)	(116,556)
Cash Flows (used in) / from Financing Activities
Restricted cash	0	1,500
Lease liability payments	(4,843)	(4,337)
New loans and borrowings, net of finance costs	5,471	68,997
Loans and borrowings repaid	(113,240)	(57,425)
Interest paid on loans and borrowings	(4,164)	(9,693)
Other finance expenses paid	(4,204)	(3,156)
Proceeds from exercise of stock options and warrants	5,550	4,402
Cash flows (used in)/from financing activities	(115,430)	288
Effect of exchange rate changes on cash and cash equivalents	(2,012)	(5,546)
Net increase in cash and cash equivalents	67,621	41,023
Cash and cash equivalents - beginning of year	62,508	21,485
Cash and cash equivalents - end of year	$ 130,129	$ 62,508